Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001576018
Registrant Name	SiriusPoint Ltd.
Registration File Number	333-283827
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES